MUTUAL FUND SERIES TRUST

Catalyst Macro Strategy Fund

Class A: MCXAX Class C: MCXCX Class I: MCXIX

August 31, 2017

The information in this Supplement amends certain information contained in the currently effective Summary Prospectus and Prospectus for the Fund dated April 6, 2017.

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On or about November 1, 2017, the Fund’s investment objective will be changed to the following:

“The Fund's objective is long-term capital appreciation with low correlation to the U.S. equity markets.”

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated April 6, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.